Restricted Stock Units ('RSUs') Awards - Schedule of Awards (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested RSUs (in shares) | shares	(826,625)	(2,094,504)	0
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total RSUs awarded (in shares)	11,187,300
Terminated RSUs (in shares)	(1,107,865)
Vested RSUs (in shares) | shares	(4,932,752)
Restricted Stock Units (RSUs) | RSU EIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in dollars per share) | $ / shares	$ 7.00
Total RSUs awarded (in shares)	6,704,500
Terminated RSUs (in shares)	(883,979)
Vested RSUs (in shares) | shares	(4,001,455)
Restricted Stock Units (RSUs) | RSU Executive Plan 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in dollars per share) | $ / shares	$ 3.63
Total RSUs awarded (in shares)	781,620
Terminated RSUs (in shares)	(113,721)
Vested RSUs (in shares) | shares	(263,789)
Restricted Stock Units (RSUs) | RSU EIP 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in dollars per share) | $ / shares	$ 3.10
Total RSUs awarded (in shares)	889,620
Terminated RSUs (in shares)	(71,482)
Vested RSUs (in shares) | shares	(294,582)
Restricted Stock Units (RSUs) | RSU EIP 2023 February
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in dollars per share) | $ / shares	$ 3.41
Total RSUs awarded (in shares)	20,375
Terminated RSUs (in shares)	(4,749)
Vested RSUs (in shares) | shares	(1,586)
Restricted Stock Units (RSUs) | RSU EIP 2023 March
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in dollars per share) | $ / shares	$ 3.81
Total RSUs awarded (in shares)	705,267
Terminated RSUs (in shares)	(33,934)
Vested RSUs (in shares) | shares	(235,089)
Restricted Stock Units (RSUs) | RSU EIP 2023 June
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in dollars per share) | $ / shares	$ 3.95
Total RSUs awarded (in shares)	16,710
Terminated RSUs (in shares)	0
Vested RSUs (in shares) | shares	(16,710)
Restricted Stock Units (RSUs) | RSU EIP 2023 August
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in dollars per share) | $ / shares	$ 3.99
Total RSUs awarded (in shares)	24,327
Terminated RSUs (in shares)	0
Vested RSUs (in shares) | shares	(8,109)
Restricted Stock Units (RSUs) | RSU EIP 2023 October
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in dollars per share) | $ / shares	$ 3.65
Total RSUs awarded (in shares)	12,960
Terminated RSUs (in shares)	0
Vested RSUs (in shares) | shares	(4,320)
Restricted Stock Units (RSUs) | RSU EIP 2023 October 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in dollars per share) | $ / shares	$ 3.65
Total RSUs awarded (in shares)	240,000
Terminated RSUs (in shares)	0
Vested RSUs (in shares) | shares	0
Restricted Stock Units (RSUs) | RSU EIP 2023 December
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in dollars per share) | $ / shares	$ 3.06
Total RSUs awarded (in shares)	1,791,921
Terminated RSUs (in shares)	0
Vested RSUs (in shares) | shares	(107,112)